Note 11 - Other Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Other Assets Disclosure [Text Block]
11.	OTHER ASSETS

(In Thousands)

	December 31
	2016	2015 As Adjusted (note 2)

Deferred charges	$867	$1,060
Land use rights	724	743
Refundable deposits	443	483
Deferred income tax assets – noncurrent	184	229

	$2,218	$2,515

Deferred charges are advanced payments for consulting, maintenance, and engineering license contracts and are amortized over the terms of the contracts from
2
to
5
years. Amortization expense of the deferred charges for the years ended
December
31,
2016,
2015,
and
2014,
was approximately
$560,000,
$688,000,
and
$1,142,000,
respectively.

As a result of dissolution activities of the Intelligent Power Group, loss on asset write-off of
$58,000
on deferred charges was incurred for the year ended
December
31,
2014.
Please see discussions in note
3.

All land within municipal zones in China is owned by the government. Limited liability companies, joint stock companies, foreign-invested enterprises, privately held companies and individual natural persons must pay fees for granting of rights to use land within municipal zones. Legal use of land is evidenced and sanctioned by land use certificates issued by the local municipal administration of land resources. Land use rights granted for industrial purposes are limited to a term of no more than
50
years.

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the land use rights agreement which is
49.7
years. Amortization expense of the land use rights for the years ended
December
31,
2016,
2015,
and
2014,
was approximately
$19,000,
$28,000,
and
$28,000,
respectively.